United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

February 29, 2012 (unaudited)

Shares		Value
	COMMON STOCKS – 98.5%
	Consumer Discretionary – 12.5%
104,213	Bob Evans Farms, Inc.	3,835,038
180,415	Comcast Corp., Class A	5,300,593
23,305	Darden Restaurants, Inc.	1,188,322
83,505	Genuine Parts Co.	5,234,094
92,645	Home Depot, Inc.	4,407,123
49,375	Limited Brands, Inc.	2,297,419
98,980	Lowe's Cos., Inc.	2,809,052
28,700	Magna International, Inc., Class A	1,365,546
192,355	Meredith Corp.	6,328,480
96,610	Omnicom Group, Inc.	4,776,398
143,025	Target Corp.	8,108,087
163,610	Time Warner, Inc.	6,087,928
121,460	Viacom, Inc., Class B	5,783,925
	TOTAL	57,522,005
	Consumer Staples – 4.3%
155,290	Altria Group, Inc.	4,674,229
69,680	Archer-Daniels-Midland Co.	2,174,016
29,355	Lorillard, Inc.	3,847,853
56,735	Philip Morris International, Inc.	4,738,507
99,090	Reynolds American, Inc.	4,154,844
	TOTAL	19,589,449
	Energy – 13.7%
51,100	Bonavista Energy Corp.	1,187,832
90,075	Chevron Corp.	9,828,984
188,680	ConocoPhillips	14,443,454
25,000	Crescent Point Energy Corp.	1,183,738
73,630	Golar LNG Ltd.	3,127,066
308,420	Marathon Oil Corp.	10,452,354
58,055	Marathon Petroleum Corp.	2,412,185
160,910	RPC, Inc.	2,576,169
109,480	Royal Dutch Shell PLC, Class A, ADR	8,001,893
127,135	Seadrill Ltd.	5,348,569
140,065	Valero Energy Corp.	3,430,192
25,440	Vermilion Energy, Inc.	1,250,853
	TOTAL	63,243,289
	Financials – 16.5%
77,558	Ace Ltd.	5,561,684
194,150	Aflac, Inc.	9,173,588
89,280	American Financial Group, Inc.	3,343,536
63,050	Chubb Corp.	4,284,878
182,355	Hospitality Properties Trust	4,509,639
300,705	J.P. Morgan Chase & Co.	11,799,664
65,820	MetLife, Inc.	2,537,361
180,720	PNC Financial Services Group	10,756,454
39,800	Prudential Financial, Inc.	2,434,168
335,260	U.S. Bancorp	9,856,644

Shares		Value
379,385	Wells Fargo & Co.	11,870,957
	TOTAL	76,128,573
	Health Care – 11.5%
58,790	Abbott Laboratories	3,328,102
49,540	Amgen, Inc.	3,366,243
59,095	Baxter International, Inc.	3,435,192
143,268	Bristol-Myers Squibb Co.	4,608,932
173,960	Eli Lilly & Co.	6,826,190
75,965	GlaxoSmithKline PLC, ADR	3,366,009
17,660	Johnson & Johnson	1,149,313
233,975	Merck & Co., Inc.	8,930,826
120,440	Novartis AG, ADR	6,565,184
429,570	Pfizer, Inc.	9,063,927
52,090	Teva Pharmaceutical Industries Ltd., ADR	2,334,153
	TOTAL	52,974,071
	Industrials – 11.6%
50,740	CSX Corp.	1,066,047
22,235	Caterpillar, Inc.	2,539,459
13,155	Deere & Co.	1,090,944
276,135	Donnelley (R.R.) & Sons Co.	3,816,186
1,022,355	General Electric Co.	19,475,863
40,260	Honeywell International, Inc.	2,398,288
30,210	Ingersoll-Rand PLC, Class A	1,204,775
76,580	Norfolk Southern Corp.	5,276,362
45,160	Siemens AG, ADR	4,502,904
46,460	Union Pacific Corp.	5,122,215
89,785	United Parcel Service, Inc.	6,903,569
	TOTAL	53,396,612
	Information Technology – 13.4%
262,905	Applied Materials, Inc.	3,217,957
112,910	Hewlett-Packard Co.	2,857,752
61,550	IBM Corp.	12,108,732
307,585	Intel Corp.	8,267,885
416,435	Jabil Circuit, Inc.	10,756,516
174,540	KLA-Tencor Corp.	8,447,736
40,555	Maxim Integrated Products, Inc.	1,131,079
29,565	Microchip Technology, Inc.	1,066,410
92,200	Motorola, Inc.	4,591,560
183,190	Seagate Technology, Inc.	4,810,569
30,675	TE Connectivity Ltd.	1,121,171
386,945	Xerox Corp.	3,184,557
	TOTAL	61,561,924
	Materials – 7.3%
49,175	ArcelorMittal	1,037,592
134,939	Dow Chemical Co.	4,521,806
26,630	Freeport-McMoran Copper & Gold, Inc.	1,133,373
142,310	International Paper Co.	5,002,196
90,020	LyondellBasell Industries NV	3,887,064
144,390	Newmont Mining Corp.	8,576,766
69,425	PPG Industries, Inc.	6,335,031
20,045	Rio Tinto PLC, ADR	1,141,162

Shares			Value
104,755		Worthington Industries, Inc.	1,767,217
		TOTAL	33,402,207
		Telecommunication Services – 3.2%
220,770		AT&T, Inc.	6,753,354
297,910		Vodafone Group PLC, ADR	8,070,382
		TOTAL	14,823,736
		Utilities – 4.5%
41,100		Ameren Corp.	1,318,077
85,930		American Electric Power Co., Inc.	3,231,827
152,775		CMS Energy Corp.	3,270,913
60,945		DTE Energy Co.	3,290,421
81,695		Integrys Energy Group, Inc.	4,250,591
114,635		Pepco Holdings, Inc.	2,228,505
23,510		Pinnacle West Capital Corp.	1,105,675
96,225		SSE PLC, ADR	1,998,593
		TOTAL	20,694,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $379,045,784)	453,336,468
		MUTUAL FUND – 1.1%
5,144,863	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	5,144,863
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $384,190,647)[3]	458,481,331
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	1,791,867
		TOTAL NET ASSETS — 100%	$460,273,198
1	Affiliated holding.
2	7-Day net yield.
3	At February 29, 2012, the cost of investments for federal tax purposes was $384,190,647. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $74,290,684. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,737,096 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,446,412.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012